Equity	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity
Equity
The Company accounts for stock-based compensation under the provisions of FASB ASC 718-10, Compensation — Stock Compensation (“ASC 718-10”), which requires all share-based payments to employees, including grants of employee stock options and restricted stock units, to be recognized in the income statement based on their fair values. Share-based payments that contain performance conditions are recognized when such conditions are probable of being achieved.
In July 2014, in connection with the extinguishment of $28.5 million in principal amount of 3.75% Notes, the Company issued 348,535 shares of its common stock to the holders representing the conversion premium.
Stock-based compensation expense from continuing operations related to share-based awards recognized in the years ended December 31, 2015, 2014 and 2013 was $18.7 million, $22.0 million and $12.4 million, respectively, and was calculated on awards ultimately expected to vest. Stock-based compensation expense from discontinued operations related to share-based awards was $0.5 million, $0.5 million and $0.3 million for the years ended December 31, 2015, 2014 and 2013, respectively. At December 31, 2015, the Company had $37.6 million of total unrecognized compensation expense related to unvested stock options and restricted stock units.
Stock Options
In May 2007, in conjunction with the Company's initial public offering, the Company adopted its 2007 Stock Option and Incentive Plan (the "2007 Plan"). The 2007 Plan was amended and restated in November 2008, May 2012 and May 2015 to provide for the issuance of additional shares and to amend certain other provisions. Under the 2007 Plan, awards may be granted to persons who are, at the time of grant, employees, officers, non-employee directors or key persons (including consultants and prospective employees) of the Company. The 2007 Plan provides for the granting of stock options, restricted stock units, stock appreciation rights, deferred stock awards, restricted stock, unrestricted stock, cash-based awards, performance share awards or dividend equivalent rights. Options granted under the 2007 Plan generally vest over a period of four years and expire ten years from the date of grant. As of December 31, 2015, 6,152,904 shares remain available for future issuance under the 2007 Plan.
In the year ended December 31, 2015, the Company awarded 194,500 shares of performance-based incentive stock options. The stock options were granted under the 2007 Plan and vest over a four year period from the grant date with the potential of an accelerated vesting period pursuant to the achievement of certain performance conditions.
The Company uses the Black-Scholes option pricing model to determine the weighted-average fair value of options granted. The Company determines the intrinsic value of restricted stock and restricted stock units based on the closing price of its common stock on the date of grant. The Company recognizes the compensation expense of share-based awards on a straight-line basis for awards with only service conditions and on an accelerated method for awards with performance conditions. Compensation expense is recognized over the vesting period of the awards.
The determination of the fair value of share-based payment awards utilizing the Black-Scholes model is affected by the stock price and the following assumptions, including expected volatility, expected life of the awards, the risk-free interest rate, and the dividend yield.

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Expected volatility measures the amount that a stock price has fluctuated or is expected to fluctuate during a period and is computed over expected terms based upon the historical volatility of the Company's stock.

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The expected life of the awards is estimated based on the midpoint scenario, which combines historical exercise data with hypothetical exercise data for outstanding options, as the Company believes this data currently represents the best estimate of the expected life of a new employee option. The Company stratifies its employee population into two groups based upon organizational hierarchy.

•	The risk-free interest rate assumption is based on U.S. Treasury zero-coupon issues with remaining terms similar to the expected term on the options.

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The dividend yield assumption is based on Company history and expectation of paying no dividends. The Company has never declared or paid any cash dividends and does not plan to pay cash dividends in the foreseeable future, and, therefore, used an expected dividend yield of zero in the valuation.

Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Stock-based compensation expense recognized in the financial statements is based on awards that are ultimately expected to vest. If the Company’s actual forfeiture rate is materially different from its estimate, the stock-based compensation expense could be significantly different from what the Company has recorded in the current period.
The Company evaluates the assumptions used to value the awards on a quarterly basis and if factors change and different assumptions are utilized, stock-based compensation expense may differ significantly from what has been recorded in the past. If there are any modifications or cancellations of the underlying unvested securities, the Company may be required to accelerate, increase or cancel any remaining unearned stock-based compensation expense.
The estimated grant date fair values of the employee stock options were calculated using the Black-Scholes option pricing model, based on the following assumptions:

	Years Ended December 31,
	2015	2014	2013
Risk-free interest rate	1.16% - 1.75%	0.12% - 1.98%	0.93% - 1.91%
Expected term (in years)	4.86 - 5.25	1.0 - 6.25	6.25
Dividend yield	—	—	—
Expected volatility	37% - 38%	37% - 63%	63% - 66%

The Company grants share-based awards to employees in the form of options to purchase the Company’s common stock, the ability to purchase stock at a discounted price under the employee stock purchase plan and restricted stock units. The weighted average grant date fair value of options granted for the years ended December 31, 2015, 2014 and 2013 was $11.09, $15.88 and $15.42, respectively.
The following summarizes the activity under the Company’s stock option plans:

	Number of Options (#)	Weighted Average Exercise Price ($)	Aggregate Intrinsic Value ($)
			(In thousands)
Balance, December 31, 2014	1,847,669	$26.99
Granted	2,002,141	32.48
Exercised(1)	(449,149)	16.03	$8,582
Canceled	(401,462)	33.20
Balance, December 31, 2015	2,999,199	$31.37	$20,743
Vested, December 31, 2015(2)	947,909	$27.91	$9,613
Vested and expected to vest, December 31, 2015(2)(3)	2,685,514		$18,899

(1)
The aggregate intrinsic value was calculated based on the positive difference between the estimated fair value of the Company’s common stock as of the date of exercise and the exercise price of the underlying options. The aggregate intrinsic value of options exercised in the years ended December 31, 2015, 2014 and 2013 was $8.6 million, $20.4 million and $17.8 million, respectively,

(2)
The aggregate intrinsic value was calculated based on the positive difference between the estimated fair value of the Company’s common stock as of December 31, 2015, and the exercise price of the underlying options.

(3)
Represents the number of vested options as of December 31, 2015, plus the number of unvested options expected to vest as of December 31, 2015, based on the unvested options outstanding at December 31, 2015, adjusted for the estimated forfeiture.

At December 31, 2015 there were 2,999,199 options outstanding with a weighted average exercise price of $31.37 and a weighted average remaining contractual life of 8.4 years. At December 31, 2015 there were 947,909 options exercisable with a weighted average exercise price of $27.91 and a weighted average remaining contractual life of 6.9 years.
Employee stock-based compensation expense from continuing operations related to stock options in the years ended December 31, 2015, 2014 and 2013 was $9.1 million, $7.6 million and $4.5 million, respectively, and was based on awards ultimately expected to vest. Employee stock-based compensation expense from discontinued operations related to stock options was $0.1 million for each of the years ended December 31, 2015, 2014 and 2013, respectively. At December 31, 2015, the Company had $20.7 million of total unrecognized compensation expense related to stock options that will be recognized over a weighted average vesting period of 1.4 years.
Employee Stock Purchase Plan
The Employee Stock Purchase Plan (“ESPP”) authorizes the issuance of up to a total of 380,000 shares of common stock to participating employees.
All employees who are employed by the Company 20 days prior to the first day of the offering period and whose customary employment is for more than 20 hours a week are eligible to participate in the ESPP. Any employee who owns 5% or more of the voting power or value of shares of the Company’s common stock is not eligible to purchase shares under the ESPP.
The Company will make one or more offerings each year to employees to purchase stock under the ESPP. Offerings usually begin on each January 1 and July 1 and continue for six-month periods, referred to as offering periods.
Each employee who is a participant in the Company’s ESPP may purchase shares by authorizing payroll deductions of up to 10% of his or her cash compensation during an offering period. Unless the participating employee has previously withdrawn from the offering, his or her accumulated payroll deductions will be used to purchase common stock on the last business day of the offering period at a price equal to 85% of the fair market value of the common stock on the last day of the offering period. Under applicable tax rules, an employee may purchase no more than $25,000 worth of common stock, valued at the start of the purchase period, under the ESPP in any calendar year.
The accumulated payroll deductions of any employee who is not a participant on the last day of an offering period will be refunded. An employee’s rights under the ESPP terminate upon voluntary withdrawal from the plan or when the employee ceases employment with the Company for any reason.
The ESPP may be terminated or amended by the Board of Directors at any time. An amendment to increase the number of shares of common stock that is authorized under the ESPP and certain other amendments require the approval of stockholders.
The Company issued 22,039 shares of common stock in 2015, 13,620 shares of common stock in 2014 and 12,970 shares of common stock in 2013 to employees participating in the ESPP. The Company recorded approximately $0.1 million of stock-based compensation expense related to the ESPP in each of the years ended December 31, 2015, 2014 and 2013.
Restricted Stock Units
In the year ended December 31, 2015, the Company awarded 708,446 restricted stock units to certain employees and non-employee members of the Board of Directors, which included 114,287 restricted stock units subject to the achievement of performance conditions (performance-based restricted stock units). The Company recognized stock compensation expense of $1.4 million in 2015 as it expects a portion of the performance-based restricted stock units granted will be earned based on its evaluation of the performance criteria at December 31, 2015. The restricted stock units were granted under the 2007 Plan and vest annually over a three year period from the grant date.
The restricted stock units granted have a weighted average fair value of $30.37 per share based on the closing price of the Company’s common stock on the date of grant. The restricted stock units granted during the year ended December 31, 2015 were valued at approximately $21.5 million on their grant date, and the Company is recognizing the compensation expense over the vesting period. Approximately $8.1 million, $14.3 million and $7.8 million of stock-based compensation expense from continuing operations related to the vesting of non-performance based restricted stock units was recognized in the years ended December 31, 2015, 2014 and 2013, respectively. Employee stock-based compensation expense recognized from discontinued operations related to the vesting of non-performance based restricted stock units was $0.4 million, $0.4 million and $0.3 million in the years ended December 31, 2015, 2014 and 2013, respectively, and was based on awards ultimately expected to vest. Approximately $16.9 million of the fair value of the restricted stock units remained unrecognized as of December 31, 2015 and will be recognized over a weighted average period of 1.1 years. Under the terms of the awards, the Company will issue shares of common stock on each of the vesting dates.
The following table summarizes the status of the Company’s restricted stock units:

	Number of Shares (#)	Weighted Average Fair Value ($)
Balance, December 31, 2014	746,612	$31.40
Granted	708,446	30.37
Vested	(271,118)	28.96
Forfeited	(371,975)	33.00
Balance, December 31, 2015	811,965	$30.58

Shareholder Rights Plan
In November 2008, the Board of Directors of the Company adopted a shareholder rights plan (the "Shareholder Rights Plan”), as set forth in the Shareholder Rights Agreement between the Company and the rights agent, the purpose of which is, among other things, to enhance the ability of the Board of Directors to protect shareholder interests and to ensure that shareholders receive fair treatment in the event any coercive takeover attempt of the Company is made in the future. The Shareholder Rights Plan could make it more difficult for a third party to acquire, or could discourage a third party from acquiring the Company or a large block of the Company’s common stock.
In connection with the adoption of the Shareholder Rights Plan, the Board of Directors of the Company declared a dividend distribution of one preferred stock purchase right (a “Right”) for each outstanding share of common stock to stockholders of record as of the close of business on November 15, 2008. In addition, one Right will automatically attach to each share of common stock issued between November 15, 2008 and the distribution date. The Rights currently are not exercisable and are attached to and trade with the outstanding shares of common stock. Under the Shareholder Rights Plan, the Rights become exercisable if a person or group becomes an “acquiring person” by acquiring 15% or more of the outstanding shares of common stock or if a person or group commences a tender offer that would result in that person or group owning 15% or more of the common stock. If a person or group becomes an “acquiring person,” each holder of a Right (other than the acquiring person) would be entitled to purchase, at the then-current exercise price, such number of shares of the Company’s preferred stock which are equivalent to shares of common stock having a value of twice the exercise price of the Right. If the Company is acquired in a merger or other business combination transaction after any such event, each holder of a Right would then be entitled to purchase, at the then-current exercise price, shares of the acquiring company’s common stock having a value of twice the exercise price of the Right.